Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Deferred finance costs	$ 10,700	$ 10,700	$ 10,800
Interest expense on long-term debt		63,500	68,000	$ 61,200
Repayment of long-term debt		296,400	506,400	0
Long-term debt	1,922,749	1,922,749	1,706,352
Cash paid for the intrinsic value of the embedded cash conversion option		237,438	133,763	$ 0
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Repayment of long-term debt			3,400
Cash paid for the intrinsic value of the embedded cash conversion option	237,400
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Repayment of long-term debt			430,000
Senior Unsecured Notes | 2021 Notes
Debt Instrument [Line Items]
Repayment of long-term debt		296,400
Long-term debt	$ 200	$ 200	285,244
Senior Unsecured Notes | U.S Private Placement
Debt Instrument [Line Items]
Repayment of long-term debt			$ 73,000